Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2020
Accrued Expenses And Other Current Liabilities Disclosure [Line Items]
Cash consideration on obtaining land use right	¥ 516.0	¥ 516.0	¥ 1,000.0